Scudder Pathway Series

      Conservative Portfolio
      Balanced Portfolio
      Growth Portfolio

Supplement to Prospectus dated November 15, 1996

If the prospectus you previously received is dated prior to May 21, 1997, please note the following supplemental information. This includes changes made to the prospectus since November 15,1996. If you would like to receive the most current complete prospectus, please call 1-800-225-2470. The following table is to be inserted after the section entitled "Expense Ratios of the Underlying Scudder Funds" on page 3:

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------

Money Market Fund
Scudder Cash Investment Trust               0.83%

Bond Mutual Funds
Scudder Emerging Markets Income Fund        1.44%
Scudder Global Bond Fund+                   1.00%
Scudder GNMA Fund                           0.96%
Scudder High Yield Bond Fund+               0.00%
Scudder Income Fund                         0.98%
Scudder International Bond Fund             1.26%
Scudder Short Term Bond Fund                0.80%

Equity Mutual Funds
Scudder Classic Growth Fund+                1.25%
Scudder Development Fund                    1.24%
Scudder Emerging Markets Growth Fund+       2.00%
Scudder Global Discovery Fund               1.60%
Scudder Global Fund                         1.34%
Scudder Gold Fund                           1.50%
Scudder Greater Europe Growth Fund+         1.97%
Scudder Growth and Income Fund              0.78%
Scudder International Fund                  1.15%
Scudder Large Company Growth Fund           1.07%
Scudder Large Company Value Fund            0.92%
Scudder Latin America Fund                  1.96%
Scudder Micro Cap Fund+                     1.75%
Scudder Pacific Opportunities Fund          1.75%
Scudder Small Company Value Fund            1.50%
Scudder 21st Century Growth Fund+           1.75%
Scudder Value Fund+                         1.25%
The Japan Fund                              1.16%


Based on the foregoing, the ranges for the average weighted expense ratio borne by the Conservative Portfolio, Balanced Portfolio and Growth Portfolio are expected to be 0.16% to 1.72%, 0.31% to 1.83% and 0.47% to 1.94%, respectively. Ranges are provided since the average assets of the Portfolios invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to a Portfolio. (As noted above, the Portfolios have no redemption fees of any kind.)

 Portfolio                       1 Year                      3 Years
 ---------                       ------                      -------
 Conservative Portfolio           $10                          $30
 Balanced Portfolio                11                           34
 Growth Portfolio                  12                           38

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that each Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+ The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Classic Growth Fund: 1.25%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund:
     1.00%,  Scudder Greater Europe Growth Fund: 1.50%,  Scudder High Yield Bond
     Fund:  0.00%,  Scudder Micro Cap Fund:  1.75%,  Scudder 21st Century Growth
     Fund: 1.75% and Scudder Value Fund: 1.25%. If the Adviser had not maintained the Funds' expenses, the total return for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

October 17, 1997

The following tables are to be inserted after the section entitled "Financial Highlights" on page 4:

Scudder Pathway Series: Conservative Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Semiannual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                 For the Period
                                                                      November
                                                                     15, 1996
                                                                (commencement of
                                                                  operations) to
                                                                     March
                                                                    31, 1997
                                                                   (Unaudited)
   ----------------------------------------------------------------------------
   Net asset value, beginning of period                              $12.00
   Income from investment operations:                                   .16
   Net investment income
   Net realized and unrealized gain on investment transactions          .10(a)
   Total from investment operations                                     .26
   Less distributions:
   From net investment income                                          (.14)
   From net realized gain on investments                               (.15)
   Total distributions                                                 (.29)
   Net asset value, end of period                                     $11.97
   ----------------------------------------------------------------------------
   Total Return (%)                                                     2.19**
   Ratios and Supplemental Data
   Net assets, end of period ($ millions)                               9.9
   Ratio of operating expenses to average daily net assets (%) (b)        --
   Ratio of net investment income to average daily net assets (%)       3.3*
   Portfolio turnover rate (%)                                         58.2*

(a) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values during the period.

(b) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.

   *  Annualized

   ** Not annualized

Scudder Pathway Series: Balanced Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Semiannual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.




                                                               For the Period
                                                              November 15, 1996
                                                              (commencement of
                                                                operations) to
                                                                March 31, 1997
                                                                 (Unaudited)
   -----------------------------------------------------------------------------
   Net asset value, beginning of period                              $12.00
   Income from investment operations:                                   .18
   Net investment income
   Net realized and unrealized gain on investment
          transactions                                                   -- (a)
   Total from investment operations                                     .18
   Less distributions:
   From net investment income                                         (.16)
   From net realized gain on investments                              (.07)
   Total distributions                                                (.23)
   Net asset value, end of period                                    $11.95
   -----------------------------------------------------------------------------
   Total Return (%)                                                  1.50**
   Ratios and Supplemental Data
   Net assets, end of period ($ millions)                             127.9
   Ratio of operating expenses to average daily net assets (%) (b)        --
   Ratio of net investment income to average daily net assets (%)      3.1*
   Portfolio turnover rate (%)                                        58.0*


(a) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values during the period.

(b) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.

   *  Annualized

   ** Not annualized

Scudder Pathway Series: Growth Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Semiannual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                For the Period
                                                              November 15, 1996
                                                               (commencement of
                                                                operations) to
                                                                 March 31, 1997
                                                                   (Unaudited)
   -----------------------------------------------------------------------------
   Net asset value, beginning of period                                $12.00
   Income from investment operations:                                     .20
   Net investment income
   Net realized and unrealized gain on investment transactions         .01(a)
   Total from investment operations                                       .21
   Less distributions:
   From net investment income                                           (.16)
   From net realized gain on investments                                (.13)
   Total distributions                                                  (.29)
   Net asset value, end of period                                      $11.92
   -----------------------------------------------------------------------------
   Total Return (%)                                                    1.75**
   Ratios and Supplemental Data
   Net assets, end of period ($ millions)                                27.0
   Ratio of operating expenses to average daily net assets (%) (b)          --
   Ratio of net investment income to average daily net assets (%)        3.2*
   Portfolio turnover rate (%)                                          12.1*

(a) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values during the period.

(b) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.

   *  Annualized

   ** Not annualized

The following table replaces the table in the section entitled "Investment objectives and policies" on page 8:

      -----------------------------------------------------
      Underlying  Scudder  Funds in which  the  Portfolios
      may invest.
      -----------------------------------------------------
      -----------------------------------------------------

      Equity Mutual Funds
       Scudder Classic Growth Fund
       Scudder Development Fund
       Scudder Emerging Markets Growth Fund
       Scudder Global Fund
       Scudder Global Discovery Fund
       Scudder Gold Fund
       Scudder Greater Europe Growth Fund
       Scudder Growth and Income Fund
       Scudder International Fund
       Scudder Large Company Growth Fund
       Scudder Large Company Value Fund
       Scudder Latin America Fund
       Scudder Micro Cap Fund
       Scudder Pacific Opportunities Fund
       Scudder Small Company Value Fund
       Scudder 21st Century Growth Fund
       Scudder Value Fund
       The Japan Fund

      Bond Mutual Funds
       Scudder Emerging Markets Income Fund
       Scudder Global Bond Fund
       Scudder GNMA Fund
       Scudder High Yield Bond Fund
       Scudder Income Fund
       Scudder International Bond Fund
       Scudder Short Term Bond Fund

      Money Market Fund
       Scudder Cash Investment Trust
      -----------------------------------------------------

The following modifies the section entitled "Description of the Underlying Scudder Funds":

Scudder Income Fund is a diversified investment company which seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds. The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A) or Standard & Poor's ("S&P") (AAA, AA and A), or if unrated, in bonds judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's or S&P or their equivalent. During the fiscal year ended December 31, 1996, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio was rated as follows: 56% AAA, 4% AA, 20% A and 20% BBB.

Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.

Scudder Large Company Growth Fund is a diversified investment company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies.

The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially- strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities which must be investment-grade.

Scudder Large Company Value Fund is a diversified investment company which seeks to maximize long-term capital appreciation through a value-driven investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital appreciation, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average appreciation. The Fund will normally invest at least 65% of its assets in the equity securities of large U.S. companies, i.e. those with $1 billion or more in total market capitalization. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in securities rated B or lower.

The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible debentures") and common stock purchase warrants.

Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.

The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market. These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities.

The following modifies the section entitled "Distribution and performance information":

Provided below are performance figures for the Scudder Managed Retirement Trust-Income (the "MRT/Income"), the Scudder Managed Retirement Trust-Balanced, (the "MRT/Balanced") and the Scudder Managed Retirement Trust-Growth (the "MRT/Growth") (collectively, the "MRTs"), each a collective investment trust for defined contribution plans offered by the Adviser. The MRTs invest their assets within the Scudder Family of Funds and have the same investment adviser and same lead portfolio manager as the Portfolios. MRT/Income, MRT/Balanced and MRT/Growth have substantially similar investment objectives, policies and strategies as Conservative Portfolio, Balanced Portfolio and Growth Portfolio, respectively.

Unlike the Portfolios, however, the MRTs impose a trustee fee and an audit fee at the trust level. Of course, the following performance figures are not necessarily indicative of the future performance of a Portfolio.

         Average Annual Total Returns for periods ended October 31, 1996

                                   1 Year    3 Years    Life of Fund
                                   ------    -------    ------------
              MRT/Income           10.62%     7.37%        7.43%*
              MRT/Balanced         13.89%     9.51%        10.89%@
              MRT/Growth           15.92%     11.03%       11.51%*

                   *For the period beginning August 23, 1993.
                   @ For the period beginning August 31, 1991.

The following modifies the section entitled "Transaction information":

For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered.

The following modifies the section entitled "Shareholder benefits":

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

The following modifies the section entitled "Scudder tax-advantaged retirement plans":

Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.